Dilutive Shares Excluded from Calculation of Diluted Net Income Per Share (Detail) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Income Loss Per Common Share [Line Items]
Anti-dilutive shares	2.0	4.0	4.1	7.9	8.0